INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in Intangible assets other than goodwill - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in Intangible assets other than goodwill [Line Items]
Opening balance		$ 1,441,072	$ 1,617,247	$ 1,610,313
Additions		139,236	95,092	87,333
Withdrawals		(1,393)	(528)	(928)
Transfer software		(3,167)	(1,316)	203
Foreing exchange		(46,996)	(203,948)	(21,264)
Amortization		(80,511)	(65,595)	(58,410)
Adjustment aplication IAS 29 by hyperinflation Argentina			120
Closing balance		1,448,241	1,441,072	1,617,247
Computer software [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in Intangible assets other than goodwill [Line Items]
Opening balance		156,469	160,970	157,016
Additions		278	791	8,453
Withdrawals		(270)	(403)	(244)
Transfer software		136,935	59,771	45,783
Foreing exchange		(1,981)	(10,231)	(1,215)
Amortization		(70,107)	(54,549)	(48,823)
Adjustment aplication IAS 29 by hyperinflation Argentina			120
Closing balance		221,324	156,469	160,970
Developing Software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in Intangible assets other than goodwill [Line Items]
Opening balance		151,853	123,415	91,053
Additions		91,371	94,301	78,880
Withdrawals		(1,123)	(125)	(684)
Transfer software		(140,102)	(61,087)	(45,580)
Foreing exchange		(2,806)	(4,651)	(254)
Amortization
Adjustment aplication IAS 29 by hyperinflation Argentina
Closing balance		99,193	151,853	123,415
Airports Slots [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in Intangible assets other than goodwill [Line Items]
Opening balance	[1]	828,969	964,513	978,849
Additions	[1]	47,587
Withdrawals	[1]
Transfer software	[1]
Foreing exchange	[1]	(30,597)	(135,544)	(14,336)
Amortization	[1]
Adjustment aplication IAS 29 by hyperinflation Argentina	[1]
Closing balance	[1]	845,959	828,969	964,513
Trademarks and Loyalty Program [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in Intangible assets other than goodwill [Line Items]
Opening balance	[1],[2]	303,781	368,349	383,395
Additions	[1],[2]
Withdrawals	[1],[2]
Transfer software	[1],[2]
Foreing exchange	[1],[2]	(11,612)	(53,522)	(5,459)
Amortization	[1],[2]	(10,404)	(11,046)	(9,587)
Adjustment aplication IAS 29 by hyperinflation Argentina	[1],[2]
Closing balance	[1],[2]	$ 281,765	$ 303,781	$ 368,349

[1]	See Note 2.5
[2]	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group's brand will be LATAM, which united all the companies under a single image.